Pruco Life Insurance Company of New Jersey	Thomas C. Castano Assistant General Counsel Law Department

Pruco Life Insurance Company of New Jersey 213 Washington Street Newark, NJ 07102-2992 (973) 802-4708 fax: (973) 802-9560

March 10, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re: Pruco Life of New Jersey Variable Insurance Account (File No. 811-03646)

Dear Commissioners:

        On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

1.       Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0001193125-05-045678
         Date of Filing:       03/10/05

        If you have any questions regarding this filing, please contact me at (973) 802-4708.

                                                                     Sincerely,

                                                                   /s/ Thomas C. Castano

VIA EDGAR